INTEREST RESERVE (FY) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan
INTEREST RESERVE [Abstract]
Number of loans included in loan funded interest reserve | Loan	2	1
Changes in Interest Reserve [Abstract]
Initial reserves	$ 1,325,750	$ 0
New reserves	2,000,000	1,400,000
Reserves disbursed	(82,266)	(74,250)
Total Interest reserve	$ 3,243,484	$ 1,325,750